Taxation (Details) - Schedule of components of deferred tax assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 17,497	$ 14,808
Accrued expenses and others	612	427
Less: valuation allowance	(18,109)	(15,235)
Net deferred tax assets